OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details)
Beginning Period Right Of Use Of Assets	$ 62,208	$ 82,384
Amortization	(20,175)	(20,176)
Ending period Right Of Use Of Assets	$ 42,033	$ 62,208